advance billings and customer deposits	6 Months Ended
Jun. 30, 2024
advance billings and customer deposits
advance billings and customer deposits
24	advance billings and customer deposits

	June 30,	December 31,
As at (millions)	2024	2023
Advance billings	$782	$718
Deferred customer activation and connection fees	3	3
Customer deposits	15	15
Contract liabilities	800	736
Other	224	235
	$1,024	$971

Contract liabilities represent our future performance obligations to customers in respect of services and/or equipment for which we have received consideration from the customer or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are set out in the following table:

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Balance, beginning of period	$1,023	$965	$974	$914
Revenue deferred in previous period and recognized in current period	(647)	(661)	(631)	(625)
Net additions arising from operations	674	670	691	678
Additions arising from business acquisitions	(1)	—	15	7
Balance, end of period	$1,049	$974	$1,049	$974
Current			$942	$879
Non-current (Note 27)
Deferred revenues			103	89
Deferred customer activation and connection fees			4	6
			$1,049	$974
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities			$942	$879
Reclassification to contract assets of contracts with contract liabilities less than contract assets (Note 6(c))			(127)	(126)
Reclassification from contract assets of contracts with contract assets less than contract liabilities (Note 6(c))			(15)	(14)
			$800	$739